Lease Liability (Tables)	12 Months Ended
Jun. 30, 2024
Lease Liability [Abstract]
Schedule of Lease Liability
	30 June 2024 $	30 June 2023 $
Lease liability – Current	9,842	—
Lease liability – Non-Current	23,796	—
	33,638	—

Schedule of Agreement for the Lease

ECM Lithium has entered into an agreement for the lease of a vehicle effective 1 August 2022 expiring on 31 July 2027.

	Less than 6 months $	6 – 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Total contractual cashflows $	Carrying amount of lease liabilities $
Lease liability
2024	16,072	16,072	32,144	—	64,288	33,638
2023	—	—	—	—	—	—